Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Warrants
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	18,844,002	51,155,750	20,353,145	51,155,750
Common shares underlying convertible debt
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	0	0	11,722,222	0
Stock options
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	2,411,846	1,850,073	2,814,505	1,850,073
Unvested restricted stock
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	209,055	1,918,501	237,798	1,918,501